Financial instruments - fair values and risk management - Measurement of fair values (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial instruments - fair values and risk management
Liabilities at beginning of period	$ 470,820
Liabilities at end of period	437,925
Assets at beginning of period	322,044
Assets at end of period	302,156
Assets valued based on Level 3 fair values	0
Share Warrant Obligations | Level 3 fair values
Financial instruments - fair values and risk management
Liabilities at beginning of period	13,035	$ 22,029
Net change in fair value	(10,605)	(4,764)
Liabilities at end of period	2,430	17,265
Put option liability | Level 3 fair values
Financial instruments - fair values and risk management
Liabilities at beginning of period	27,475
Purchase		14,180
Net change in fair value	770	(294)
Liabilities at end of period	28,245	13,886
Other non-current liabilities | Level 3 fair values
Financial instruments - fair values and risk management
Liabilities at beginning of period	577
Purchase		16,194
Net change in fair value	(507)	(7,123)
Liabilities at end of period	$ 70	9,071
Other non-current assets | Level 3 fair values
Financial instruments - fair values and risk management
Assets at beginning of period		107
Purchases		11,067
Net change in fair value		(5,013)
Assets at end of period		$ 6,161